Financial results (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial results [Abstract]
Finance income	$ 13,117,641	$ 15,794,456	$ 5,050,952
Finance costs	(27,720,203)	(23,560,662)	(24,166,313)
Foreign currency exchange differences	(9,054,155)	3,299,657	(2,563,019)
Result as per adjustment units	$ (8,255,001)	$ 742,041	$ (110,539)